SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2013 Subsidiary
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of wholly-owned subsidiaries	2
Income tax rate for wholly-owned subsidiaries in Norway (in hundredths)	28.00%